Leases (Details) - Schedule of Supplemental Information Related to Operating Leases ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Disclosure Text Block Abstract
Operating Lease, Lease Income, Lease Payments	¥ 74,275	$ 490	¥ 46,193
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	¥ 487,359	$ 3,218	¥ 2,716
Operating Lease, Weighted Average Remaining Lease Term	4 years 6 months	4 years 6 months	13 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	2.95%	2.95%	2.25%